Goodwill	12 Months Ended
Dec. 31, 2025
Business Combination, Goodwill [Abstract]
Goodwill
8. Goodwill

	December 31, 2024	December 31, 2025
	RMB in thousands
Beginning balance	2,725,130	2,725,130
Additions (Note 7)	—	92,995

Ending balance	2,725,130	2,818,125

No impairment charge was recognized for the years ended December 31, 2023, 2024 and 2025, respectively.